Loans (Financing Receivables Credit Quality Indicators) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 303,684	$ 263,401
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	119,206	81,963
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	171,512	166,220
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	7,351	2,350
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,615	12,868
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	43,744	46,532
Commercial [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	83	1,088
Commercial [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	41,473	44,543
Commercial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,892	441
Commercial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	296	460
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	81,985	51,445
Single-Family Mortgage Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	81,318	50,864
Single-Family Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	667	581
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	28,950	28,790
Multi-Family Mortgage Loans [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,777
Multi-Family Mortgage Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	25,466	26,412
Multi-Family Mortgage Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	528
Multi-Family Mortgage Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	179	2,378
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	96,488	91,119
Real Estate, Commercial, Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	58,019	48,994
Real Estate, Commercial, Non-Owner Occupied [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	125	139
Real Estate, Commercial, Non-Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	54,674	43,547
Real Estate, Commercial, Non-Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,852	89
Real Estate, Commercial, Non-Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,368	5,219
Real Estate, Commercial, Owner Occupied [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	30,169	35,900
Real Estate, Commercial, Owner Occupied [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	26,923	33,305
Real Estate, Commercial, Owner Occupied [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	3,079	1,507
Real Estate, Commercial, Owner Occupied [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	167	1,088
Real Estate, Commercial, Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	8,300	6,225
Real Estate, Commercial, Land [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		78
Real Estate, Commercial, Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	5,720	3,417
Real Estate, Commercial, Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,580	2,730
Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	24,662	23,641
Construction [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	11,252	8,645
Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	13,410	14,996
Home Equity Lines of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	21,837	16,898
Home Equity Line of Credit, Originated Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,789	15,465
Home Equity Line of Credit, Originated Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	20,677	15,316
Home Equity Line of Credit, Originated Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	112	149
Home Equity Line of Credit, Purchased Portfolio [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	1,048	1,433
Home Equity Line of Credit, Purchased Portfolio [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	802	857
Home Equity Line of Credit, Purchased Portfolio [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans		313
Home Equity Line of Credit, Purchased Portfolio [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	246	263
Other Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	6,018	4,976
Other Consumer [Member] | Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	2,172	$ 4,976
Other Consumer [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 3,846